Cat Financial Financing Activities	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Cat Financial Financing Activities
Cat Financial Financing Activities

A.	Wholesale inventory receivables

Wholesale inventory receivables are receivables of Cat Financial that arise when Cat Financial provides financing for a dealer’s purchase of inventory. These receivables are included in Receivables—trade and other and Long-term receivables—trade and other in Statement 3 and were $2,170 million, $1,945 million, and $2,152 million at December 31, 2014, 2013 and 2012, respectively.

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2014
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2015	$200	$109	$867	$1,176
2016	109	85	262	456
2017	70	58	202	330
2018	39	27	17	83
2019	15	7	—	22
Thereafter	3	2	—	5
	436	288	1,348	2,072
Guaranteed residual value	—	98	—	98
Unguaranteed residual value	—	38	—	38
Less: Unearned income	(7)	(28)	(3)	(38)
Total	$429	$396	$1,345	$2,170

Please refer to Note 18 and Table III for fair value information.

B.	Finance receivables

Finance receivables are receivables of Cat Financial, which generally can be repaid or refinanced without penalty prior to contractual maturity. Total finance receivables reported in Statement 3 are net of an allowance for credit losses.

Cat Financial provides financing only when acceptable criteria are met. Credit decisions are based on, among other things, the customer’s credit history, financial strength and intended use of equipment. Cat Financial typically maintains a security interest in retail financed equipment and requires physical damage insurance coverage on financed equipment.

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2014
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2015	$2,308	$2,956	$3,891	$9,155
2016	1,736	2,064	2,238	6,038
2017	1,184	1,159	1,896	4,239
2018	587	513	1,069	2,169
2019	174	209	848	1,231
Thereafter	10	131	970	1,111
	5,999	7,032	10,912	23,943
Guaranteed residual value	—	323	—	323
Unguaranteed residual value	—	622	—	622
Less: Unearned income	(106)	(630)	(86)	(822)
Total	$5,893	$7,347	$10,826	$24,066

Please refer to Note 18 and Table III for fair value information.

C.	Credit quality of financing receivables and allowance for credit losses

Cat Financial applies a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon Cat Financial’s analysis of credit losses and risk factors, portfolio segments are as follows:

•	Customer - Finance receivables with retail customers.

•	Dealer - Finance receivables with Caterpillar dealers.

Cat Financial further evaluates portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, Cat Financial’s finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Cat Financial’s classes, which align with management reporting for credit losses, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

•	Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia.

•	Mining - Finance receivables related to large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•
Caterpillar Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

Impaired loans and finance leases

For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that Cat Financial will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

At December 31, 2014, 2013 and 2012, there were no impaired loans or finance leases for the Dealer portfolio segment.  The average recorded investment for impaired loans and finance leases within the Dealer portfolio segment was zero during 2014, 2013 and 2012.

Individually impaired loans and finance leases for the Customer portfolio segment were as follows:

	December 31, 2014
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$14	$14	$—
Europe	44	43	—
Asia Pacific	1	1	—
Mining	29	29	—
Latin America	34	34	—
Caterpillar Power Finance	129	128	—
Total	$251	$249	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$6	$6	$1
Europe	12	12	4
Asia Pacific	29	29	8
Mining	138	137	9
Latin America	42	42	12
Caterpillar Power Finance	135	134	41
Total	$362	$360	$75

Total Impaired Loans and Finance Leases
Customer
North America	$20	$20	$1
Europe	56	55	4
Asia Pacific	30	30	8
Mining	167	166	9
Latin America	76	76	12
Caterpillar Power Finance	264	262	41
Total	$613	$609	$75

	December 31, 2013
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$23	$22	$—
Europe	48	47	—
Asia Pacific	7	7	—
Mining	134	134	—
Latin America	11	11	—
Caterpillar Power Finance	223	222	—
Total	$446	$443	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$13	$13	$4
Europe	20	19	7
Asia Pacific	16	16	2
Mining	—	—	—
Latin America	23	23	6
Caterpillar Power Finance	110	106	51
Total	$182	$177	$70

Total Impaired Loans and Finance Leases
Customer
North America	$36	$35	$4
Europe	68	66	7
Asia Pacific	23	23	2
Mining	134	134	—
Latin America	34	34	6
Caterpillar Power Finance	333	328	51
Total	$628	$620	$70

	December 31, 2012
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$28	$27	$—
Europe	45	45	—
Asia Pacific	2	2	—
Mining	1	1	—
Latin America	7	7	—
Caterpillar Power Finance	295	295	—
Total	$378	$377	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$23	$7
Europe	28	26	11
Asia Pacific	19	19	4
Mining	—	—	—
Latin America	30	30	8
Caterpillar Power Finance	113	109	24
Total	$215	$207	$54

Total Impaired Loans and Finance Leases
Customer
North America	$53	$50	$7
Europe	73	71	11
Asia Pacific	21	21	4
Mining	1	1	—
Latin America	37	37	8
Caterpillar Power Finance	408	404	24
Total	$593	$584	$54

	Years ended December 31,
	2014		2013		2012
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$20	$1	$25	$3	$50	$3
Europe	47	1	49	1	45	1
Asia Pacific	3	—	4	—	3	—
Mining	69	3	61	3	8	—
Latin America	30	—	11	—	6	—
Caterpillar Power Finance	164	6	271	5	220	2
Total	$333	$11	$421	$12	$332	$6

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$9	$—	$18	$1	$25	$1
Europe	21	1	22	1	27	1
Asia Pacific	22	1	18	1	15	1
Mining	90	7	1	—	—	—
Latin America	36	1	44	2	27	2
Caterpillar Power Finance	96	2	135	1	94	—
Total	$274	$12	$238	$6	$188	$5

Total Impaired Loans and Finance Leases
Customer
North America	$29	$1	$43	$4	$75	$4
Europe	68	2	71	2	72	2
Asia Pacific	25	1	22	1	18	1
Mining	159	10	62	3	8	—
Latin America	66	1	55	2	33	2
Caterpillar Power Finance	260	8	406	6	314	2
Total	$607	$23	$659	$18	$520	$11

Non-accrual and past due loans and finance leases

For all classes, Cat Financial considers a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2014, 2013 and 2012, there were no loans or finance leases on non-accrual status for the Dealer portfolio segment.

The investment in customer loans and finance leases on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2014	2013	2012
Customer
North America	$27	$26	$59
Europe	28	28	38
Asia Pacific	54	50	36
Mining	62	23	12
Latin America	201	179	148
Caterpillar Power Finance	96	119	220
Total	$468	$425	$513

Aging related to loans and finance leases was as follows:

(Millions of dollars)	December 31, 2014
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$46	$8	$27	$81	$7,192	$7,273	$4
Europe	16	23	29	68	2,607	2,675	6
Asia Pacific	29	22	69	120	2,316	2,436	16
Mining	28	—	11	39	2,084	2,123	—
Latin America	55	23	196	274	2,583	2,857	8
Caterpillar Power Finance	1	4	64	69	3,079	3,148	1
Dealer
North America	—	—	—	—	2,189	2,189	—
Europe	—	—	—	—	153	153	—
Asia Pacific	—	—	—	—	566	566	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	646	646	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$175	$80	$396	$651	$23,415	$24,066	$35

(Millions of dollars)	December 31, 2013
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$37	$12	$24	$73	$6,508	$6,581	$—
Europe	26	15	29	70	2,805	2,875	6
Asia Pacific	54	23	59	136	2,752	2,888	11
Mining	3	—	12	15	2,128	2,143	—
Latin America	54	25	165	244	2,474	2,718	5
Caterpillar Power Finance	55	30	60	145	2,946	3,091	—
Dealer
North America	—	—	—	—	2,283	2,283	—
Europe	—	—	—	—	150	150	—
Asia Pacific	—	—	—	—	583	583	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	748	748	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$229	$105	$349	$683	$23,378	$24,061	$22

(Millions of dollars)	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,872	$5,967	$—
Europe	23	9	36	68	2,487	2,555	6
Asia Pacific	53	19	54	126	2,912	3,038	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,063	2,063	—
Europe	—	—	—	—	185	185	—
Asia Pacific	—	—	—	—	751	751	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	884	884	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$188	$70	$418	$676	$22,632	$23,308	$28

Allowance for credit loss activity
An analysis of the allowance for credit losses during 2014, 2013 and 2012 was as follows:

(Millions of dollars)	December 31, 2014
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$365	$10	$375
Receivables written off	(151)	—	(151)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	150	—	150
Other	(23)	—	(23)
Balance at end of year	$388	$10	$398

Individually evaluated for impairment	$75	$—	$75
Collectively evaluated for impairment	313	10	323
Ending Balance	$388	$10	$398

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$613	$—	$613
Collectively evaluated for impairment	19,899	3,554	23,453
Ending Balance	$20,512	$3,554	$24,066

(Millions of dollars)	December 31, 2013
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$414	$9	$423
Receivables written off	(179)	—	(179)
Recoveries on receivables previously written off	56	—	56
Provision for credit losses	83	1	84
Other	(9)	—	(9)
Balance at end of year	$365	$10	$375

Individually evaluated for impairment	$70	$—	$70
Collectively evaluated for impairment	295	10	305
Ending Balance	$365	$10	$375

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$628	$—	$628
Collectively evaluated for impairment	19,668	3,765	23,433
Ending Balance	$20,296	$3,765	$24,061

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$360	$6	$366
Receivables written off	(149)	—	(149)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	157	3	160
Other	(1)	—	(1)
Balance at end of year	$414	$9	$423

Individually evaluated for impairment	$54	$—	$54
Collectively evaluated for impairment	360	9	369
Ending Balance	$414	$9	$423

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$593	$—	$593
Collectively evaluated for impairment	18,831	3,884	22,715
Ending Balance	$19,424	$3,884	$23,308

Credit quality of finance receivables

The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral less selling costs. In addition, Cat Financial considers credit enhancements such as additional collateral and contractual third-party guarantees in determining the allowance for credit losses attributable to non-performing receivables.

The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)	December 31, 2014
	Customer	Dealer	Total
Performing
North America	$7,246	$2,189	$9,435
Europe	2,647	153	2,800
Asia Pacific	2,382	566	2,948
Mining	2,061	—	2,061
Latin America	2,656	646	3,302
Caterpillar Power Finance	3,052	—	3,052
Total Performing	$20,044	$3,554	$23,598

Non-Performing
North America	$27	$—	$27
Europe	28	—	28
Asia Pacific	54	—	54
Mining	62	—	62
Latin America	201	—	201
Caterpillar Power Finance	96	—	96
Total Non-Performing	$468	$—	$468

Performing & Non-Performing
North America	$7,273	$2,189	$9,462
Europe	2,675	153	2,828
Asia Pacific	2,436	566	3,002
Mining	2,123	—	2,123
Latin America	2,857	646	3,503
Caterpillar Power Finance	3,148	—	3,148
Total	$20,512	$3,554	$24,066

(Millions of dollars)	December 31, 2013
	Customer	Dealer	Total
Performing
North America	$6,555	$2,283	$8,838
Europe	2,847	150	2,997
Asia Pacific	2,838	583	3,421
Mining	2,120	1	2,121
Latin America	2,539	748	3,287
Caterpillar Power Finance	2,972	—	2,972
Total Performing	$19,871	$3,765	$23,636

Non-Performing
North America	$26	$—	$26
Europe	28	—	28
Asia Pacific	50	—	50
Mining	23	—	23
Latin America	179	—	179
Caterpillar Power Finance	119	—	119
Total Non-Performing	$425	$—	$425

Performing & Non-Performing
North America	$6,581	$2,283	$8,864
Europe	2,875	150	3,025
Asia Pacific	2,888	583	3,471
Mining	2,143	1	2,144
Latin America	2,718	748	3,466
Caterpillar Power Finance	3,091	—	3,091
Total	$20,296	$3,765	$24,061

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Performing
North America	$5,908	$2,063	$7,971
Europe	2,517	185	2,702
Asia Pacific	3,002	751	3,753
Mining	1,961	1	1,962
Latin America	2,571	884	3,455
Caterpillar Power Finance	2,952	—	2,952
Total Performing	$18,911	$3,884	$22,795

Non-Performing
North America	$59	$—	$59
Europe	38	—	38
Asia Pacific	36	—	36
Mining	12	—	12
Latin America	148	—	148
Caterpillar Power Finance	220	—	220
Total Non-Performing	$513	$—	$513

Performing & Non-Performing
North America	$5,967	$2,063	$8,030
Europe	2,555	185	2,740
Asia Pacific	3,038	751	3,789
Mining	1,973	1	1,974
Latin America	2,719	884	3,603
Caterpillar Power Finance	3,172	—	3,172
Total	$19,424	$3,884	$23,308

Troubled Debt Restructurings

A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties.  Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, extended skip payment periods and reduction of principal and/or accrued interest.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses.  The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, Cat Financial estimates the current fair market value of the collateral less selling costs. In addition, Cat Financial considers credit enhancements such as additional collateral and contractual third-party guarantees in determining the allowance for credit losses attributable to TDRs.

There were no loans or finance lease receivables modified as TDRs during the years ended December 31, 2014, 2013 or 2012 for the Dealer portfolio segment.

Loan and finance lease receivables in the Customer portfolio segment modified as TDRs during the years ended December 31, 2014, 2013, and 2012 were as follows:

(Millions of dollars)	Year ended December 31, 2014
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	34	$12	$7
Europe	8	7	7
Asia Pacific	2	—	—
Mining	51	185	176
Latin America	51	32	31
Caterpillar Power Finance [1]	18	137	139
Total [2]	164	$373	$360

	Year ended December 31, 2013
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	62	$9	$9
Europe	51	7	7
Asia Pacific	3	1	1
Mining	45	123	123
Latin America	16	2	2
Caterpillar Power Finance [1]	17	153	157
Total [2]	194	$295	$299

	Year ended December 31, 2012
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15
Europe	21	8	8
Asia Pacific	12	3	3
Mining	—	—	—
Latin America	41	5	5
Caterpillar Power Finance [1]	27	253	253
Total [2]	199	$284	$284

[1]
During the year ended December 31, 2014, no additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. During the years ended December 31, 2013 and 2012, $25 million and $24 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $25 million and $24 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented. At December 31, 2014, there were no remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR.

[2]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, extended skip payment periods and reduction of principal and/or accrued interest.

TDRs in the Customer portfolio segment with a payment default during the years ended December 31, 2014, 2013, and 2012 which had been modified within twelve months prior to the default date, were as follows:

(Millions of dollars)	Year ended December 31, 2014		Year ended December 31, 2013		Year ended December 31, 2012
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	11	$1	19	$4	49	$4
Europe	46	2	5	—	—	—
Asia Pacific	—	—	—	—	2	1
Mining	—	—	—	—	—	—
Latin America	11	1	—	—	—	—
Caterpillar Power Finance	—	—	2	3	16	21
Total	68	$4	26	$7	67	$26